Segment reporting	12 Months Ended
Dec. 31, 2022
Segment reporting [Abstract]
Segment reporting
5.	Segment reporting

Information reported to ADSE’s chief operating decision maker (CODM) for the purposes of resource allocation and assessment of segment performance is focused on the geographic region of ADSE’s business activities. Therefore, ADSE manages its operations based on two operating segments referring to its business activities in Europe and North America.

Although the segment “North America” does not meet the quantitative thresholds to be reported as a reportable segment, the management has concluded that this segment should nevertheless be reported separately, as it is closely monitored by the CODM as a potential growth segment and is expected to contribute to ADSE’s revenue in future. In consequence, operating segments are reported in a manner consistent with the internal reporting provided to the CODM.

The CODM has been identified as the board of directors of ADSE Holdco. The board of directors regularly reviews operating results and makes decisions about the allocation of ADSE’s resources. ADSE’s focus is on the research, development and manufacturing of products and services in the fields of energy management, energy storage and e-mobility.

ADSE evaluates segmental performance based on segment revenue and segment earnings before interest, taxation, depreciation, and amortization (EBITDA). Inter-segment sales are priced along the same lines as sales to external customers.

kEUR	2022
	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	25,699	731	26,430	-	26,430
Inter-segment revenues	19,924	-	19,924	-19,924	-
Total revenue	45,623	731	46,354	-19,924	26,430

Earnings before interest taxation depreciation and amortization (EBITDA)	-20,711	-8,219	-28,931	-3,156	-32,086
Depreciation and amortization	-4,312	-25	-4,337	-	-4,337
Operating result (EBIT)	-25,023	-8,245	-33,268	-3,156	-36,423
Financial income	19,922	-	19,922	593	20,515
Financial costs	-424	-3	-427	-	-427
Financial result	19,498	-3	19,495	593	20,089
Profit before tax	-5,525	-8,248	-13,772	-2,562	-16,335
Income tax expenses	-3,060	-	-3,060	488	-2,572
Profit for the year	-8,584	-8,248	-16,832	-2,075	-18,906

kEUR	2021
	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	33,035	-	33,035	-	33,035
Inter-segment revenues	2,206	-	2,206	2,206	-
Total revenue	35,241	-	35,241	2,206	33,035

Earnings before interest taxation depreciation and amortization (EBITDA)	-14,467	-774	-15,241	82	-15,159
Depreciation and amortization	-3,485	-	-3,485	-	-3,485
Operating result (EBIT)	-17,952	-774	-18,725	82	-18,643
Financial income	47	-	47	-	47
Financial costs	-2,835	-	-2,835	-	-2,835
Listing fee	-65,796	-	-65,796	-	-65,796
Financial result	-68,583	-	-68,583	-	-68,583
Profit before tax	-86,535	-774	-87,309	82	-87,227
Income tax expenses	-413	-	-413	-	-413
Profit for the year	-86,948	-774	-87,722	82	-87,640

kEUR	2020
	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	47,370	-	47,370	-	47,370
Inter-segment revenues	-	-	-	-	-
Total revenue	47,370	-	47,370	-	47,370

Earnings before interest taxation depreciation and amortization (EBITDA)	-6,549	-	-6,549	-	-6,549
Depreciation and amortization	-1,641	-	-1,641	-	-1,641
Operating result (EBIT)	-8,190	-	-8,190	-	-8,190
Finance income	-	-	-	-	-
Finance costs	-2,135	-	-2,135	-	-2,135
Financial result	-2,135	-	-2,135	-	-2,135
Profit before tax	-10,325	-	-10,325	-	-10,325
Income tax expenses	45	-	45	-	45
Profit for the year	-10,280	-	-10,280	-	-10,280

Total non-current assets of both reportable segments can be broken down as follows:

kEUR	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Europe	40,811	24,072	20,003
North America	126	-	-
Eliminations	-6,745	-	-
Total non-current assets	34,192	24,072	20,003

Total current assets of both reportable segments can be broken down as follows:

kEUR	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Europe	108,050	126,103	25,325
North America	22,404	3,174	-
Eliminations	-25,204	-2,124	-
Total current assets	105,250	127,152	25,325

Total liabilities of both reportable segments can be broken down as follows:

kEUR	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Europe	57,698	54,170	53,917
North America	24,208	2,369	-
Eliminations	-23,211	-2,206	-
Total liabilities	58,695	54,332	53,917

Total revenues of both reportable segments can be broken down as follows:

kEUR	2022	2021	2020
Europe	45,623	33,035	47,370
North America	731	-	-
Eliminations	-19,924	-	-
Total revenues	26,430	33,035	47,370

Revenues from two major customers of ADSE represented kEUR 7,145 and kEUR 8,208 respectively (2021: one customer, kEUR 18,480, 2020: one customer, kEUR 41,041) of ADSE’s total revenues.